Financial instruments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Assets
Cash and cash equivalents		₨ 4,105,489	$ 49,242	₨ 3,650,446	₨ 3,781,978
Other assets		4,256,687	51,055	4,540,098
Trade Receivables	[1]	10,155,223		11,345,542
Other investments		1,203,862	14,439	1,044,020
Liabilities
Bank overdraft		486,888	$ 5,840	951,504	371,995
Lease liabilities		3,042,839		2,451,179	₨ 2,207,403
Other liabilities		17,945		19,877
Financial assets at carrying value, class [member]
Assets
Cash and cash equivalents		5,834,634		4,845,233
Other assets		2,161,995		950,942
Trade Receivables		10,155,223		11,345,542
Other investments		1,203,862		1,044,020
Derivative financial instrument				25,263
Financial assets at fair value, class [member]
Assets
Cash and cash equivalents		5,834,634		4,845,233
Other assets		2,161,995		950,942
Trade Receivables		10,155,223		11,345,542
Other investments		1,203,862		1,044,020
Derivative financial instrument				25,263
Financial liabilities at carrying value, class [member]
Liabilities
Bank overdraft		486,888		951,504
Lease liabilities		3,042,839		2,451,179
Other liabilities		17,945		19,877
Borrowings from banks		18,794,380		14,982,750
Borrowings from others		3,564,494		2,045,239
Trade and other payables		11,934,100		11,267,576
Other financial liabilities		1,612,496		2,059,524
6% Compulsory Convertible Debentures		7,156,074		4,000,000
9% Cumulative Non-convertible preference shares		500,000		500,000
Financial liabilities at fair value, class [member]
Liabilities
Bank overdraft		486,888		951,504
Lease liabilities		3,042,839		2,451,179
Other liabilities		17,945		19,877
Borrowings from banks		18,794,380		14,982,750
Borrowings from others		3,564,494		2,045,239
Trade and other payables		11,934,100		11,267,576
Other financial liabilities		1,612,496		2,059,524
6% Compulsory Convertible Debentures		7,156,074		4,000,000
9% Cumulative Non-convertible preference shares		500,000		500,000
Financial liabilities at amortised costs [member]
Liabilities
Bank overdraft		486,888		951,504
Lease liabilities		3,042,839		2,451,179
Other liabilities		17,945		19,877
Borrowings from banks		18,794,380		14,982,750
Borrowings from others		3,564,494		2,045,239
Trade and other payables		11,934,100		11,267,576
Derivative financial liabilities		0
Other financial liabilities		1,612,496		2,059,524
6% Compulsory Convertible Debentures		7,156,074		4,000,000
9% Cumulative Non-convertible preference shares		500,000		500,000
Financial liabilities at FVTPL [member]
Liabilities
Bank overdraft		0		0
Lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0
Other financial liabilities		0		0
6% Compulsory Convertible Debentures		0		0
9% Cumulative Non-convertible preference shares		0		0
Financial liabilities at FVTOCI [member]
Liabilities
Bank overdraft		0		0
Lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0
Other financial liabilities		0		0
6% Compulsory Convertible Debentures		0		0
9% Cumulative Non-convertible preference shares		0		0
Financial assets at amortised costs [member]
Assets
Cash and cash equivalents		5,834,634		4,845,233
Other assets		2,161,995		950,942
Trade Receivables		10,155,223		11,345,542
Other investments		393,453		372,000
Derivative financial instrument				0
Financial assets at FVTPL [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other investments		0		0
Derivative financial instrument				25,263
Financial assets at FVTOCI [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other investments		₨ 810,409		672,020
Derivative financial instrument				₨ 0

[1]	Trade receivables as of March 31, 2024 and March 31, 2023 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34. Trade receivables consist of: